FINANCIAL INFORMATION FOR SUBSIDIARY GUARANTOR AND SUBSIDIARY NON- GUARANTOR	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
FINANCIAL INFORMATION FOR SUBSIDIARY GUARANTOR AND SUBSIDIARY NON- GUARANTOR

20. FINANCIAL INFORMATION FOR SUBSIDIARY GUARANTOR AND SUBSIDIARY NON- GUARANTOR

West Corporation and our U.S. based 100% owned subsidiary guarantors, jointly, severally, fully and unconditionally are responsible for the payment of principal, premium and interest on our senior notes and senior subordinated notes. Presented below, in thousands, is condensed consolidated financial information for West Corporation and our subsidiary guarantors and subsidiary non-guarantors for the periods indicated.

WEST CORPORATION AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME

(AMOUNTS IN THOUSANDS)

	Year Ended December 31, 2013
	Parent / Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations and Consolidating Entries	Consolidated
REVENUE	$—	$2,147,481	$538,374	$—	$2,685,855
COST OF SERVICES	—	976,172	284,407	—	1,260,579
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	8,187	760,124	176,751	—	945,062

OPERATING INCOME (LOSS)	(8,187)	411,185	77,216	—	480,214
OTHER INCOME (EXPENSE):
Interest Expense, net of interest income	(155,201)	(100,128)	22,723	—	(232,606)
Subordinated debt call premium and accelerated amortization of deferred financing costs	(23,105)	—	—	—	(23,105)
Subsidiary Income	251,492	120,250	—	(371,742)	—
Other, net	11,069	(74,510)	65,699	—	2,258

Other income (expense)	84,255	(54,388)	88,422	(371,742)	(253,453)

INCOME BEFORE INCOME TAX EXPENSE	76,068	356,797	165,638	(371,742)	226,761
INCOME TAX EXPENSE (BENEFIT)	(67,134)	105,748	44,945	—	83,559

NET INCOME	143,202	251,049	120,693	(371,742)	143,202

Foreign currency translation adjustments, net of tax of $(5,605)	9,145	—	9,145	(9,145)	9,145
Reclassification of a cash flow hedge into earnings, net of tax of $1,349	(2,201)	—	—	—	(2,201)
Unrealized gain on cash flow hedges, net of tax of $(2,444)	3,987	—	—	—	3,987

Other comprehensive income, net of tax of $(6,700)	10,931	—	9,145	(9,145)	10,931

COMPREHENSIVE INCOME	$154,133	$251,049	$129,838	$(380,887)	$154,133

WEST CORPORATION AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME

(AMOUNTS IN THOUSANDS)

	Year Ended December 31, 2012
	Parent / Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations and Consolidating Entries	Consolidated
REVENUE	$—	$2,082,225	$555,799	$—	$2,638,024
COST OF SERVICES	—	984,870	239,589	—	1,224,459
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	17,040	765,167	153,183	—	935,390

OPERATING INCOME (LOSS)	(17,040)	332,188	163,027	—	478,175
OTHER INCOME (EXPENSE):
Interest Expense, net of income	(180,090)	(109,346)	17,893	—	(271,543)
Subsidiary Income	262,313	125,429	—	(387,742)	—
Other, net	5,610	16,776	(21,409)	—	977

Other income (expense)	87,833	32,859	(3,516)	(387,742)	(270,566)

INCOME BEFORE INCOME TAX EXPENSE	70,793	365,047	159,511	(387,742)	207,609
INCOME TAX EXPENSE (BENEFIT)	(54,748)	104,630	32,186	—	82,068

NET INCOME	125,541	260,417	127,325	(387,742)	125,541

Foreign currency translation adjustments, net of tax of $(3,650)	5,955	—	5,955	(5,955)	5,955
Reclassification of a cash flow hedge into earnings, net of tax of $2,626	(4,284)	—	—	—	(4,284)
Unrealized gain on cash flow hedges, net of tax of $(4,434)	7,234	—	—	—	7,234

Other comprehensive income, net of tax of $(5,458)	8,905	—	5,955	(5,955)	8,905

COMPREHENSIVE INCOME	$134,446	$260,417	$133,280	$(393,697)	$134,446

WEST CORPORATION AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME

(AMOUNTS IN THOUSANDS)

	Year Ended December 31, 2011
	Parent / Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations and Consolidating Entries	Consolidated
REVENUE	$—	$1,970,681	$520,644	$—	$2,491,325
COST OF SERVICES	—	897,639	215,650	—	1,113,289
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	19,927	733,967	156,014	—	909,908

OPERATING INCOME (LOSS)	(19,927)	339,075	148,980	—	468,128
OTHER INCOME (EXPENSE):
Interest Expense, net of income	(165,856)	(117,986)	14,426	—	(269,416)
Subsidiary Income	270,245	121,029	—	(391,274)	—
Other, net	1,457	17,197	(12,839)	—	5,815

Other income (expense)	105,846	20,240	1,587	(391,274)	(263,601)

INCOME BEFORE INCOME TAX EXPENSE	85,919	359,315	150,567	(391,274)	204,527
INCOME TAX EXPENSE (BENEFIT)	(41,574)	89,986	28,622	—	77,034

NET INCOME	127,493	269,329	121,945	(391,274)	127,493

Foreign currency translation adjustments, net of tax of $11,176	(18,234)	—	(18,234)	18,234	(18,234)
Reclassification of a cash flow hedge into earnings, net of tax of $(3,180)	5,188	—	—	—	5,188
Unrealized gain (loss) on cash flow hedges, net of tax of $(4,450)	7,260	—	—	—	7,260

Other comprehensive loss, net of tax of $3,546	(5,786)	—	(18,234)	18,234	(5,786)

COMPREHENSIVE INCOME	$121,707	$269,329	$103,711	$(373,040)	$121,707

WEST CORPORATION AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING BALANCE SHEET

(AMOUNTS IN THOUSANDS)

	December 31, 2013
	Parent / Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations and Consolidating Entries	Consolidated
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$129,445	$—	$111,909	$(11,313)	$230,041
Trust and restricted cash	6,283	15,396	—	—	21,679
Accounts receivable, net	—	67,217	382,972	—	450,189
Intercompany receivables	—	1,099,177	12,929	(1,112,106)	—
Deferred income taxes receivable	95,120	9,908	—	(105,028)	—
Prepaid assets	3,639	25,034	7,359	—	36,032
Deferred expenses	—	43,290	10,343	—	53,633
Other current assets	4,469	8,003	17,524	—	29,996

Total current assets	238,956	1,268,025	543,036	(1,228,447)	821,570
Property and equipment, net	68,330	248,584	47,851	—	364,765
INVESTMENT IN SUBSIDIARIES	1,859,586	466,182	—	(2,325,768)	—
GOODWILL	—	1,637,725	186,196	—	1,823,921
INTANGIBLES, net	—	213,306	18,135	—	231,441
OTHER ASSETS	139,370	85,431	19,766	—	244,567

TOTAL ASSETS	$2,306,242	$3,919,253	$814,984	$(3,554,215)	$3,486,264

LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)
CURRENT LIABILITIES:
Accounts payable	$6,705	$56,212	$31,074	$(11,313)	$82,678
Intercompany payables	898,700	—	213,406	(1,112,106)	—
Deferred revenue	—	85,665	27,740	—	113,405
Accrued expenses	76,859	224,559	53,292	(105,028)	249,682
Current maturities of long-term debt	4,102	7,775	—	—	11,877

Total current liabilities	986,366	374,211	325,512	(1,228,447)	457,642
LONG-TERM OBLIGATIONS, less current maturities	1,966,256	1,547,214	—	—	3,513,470
DEFERRED INCOME TAXES	10,603	99,817	2,056	—	112,476
OTHER LONG-TERM LIABILITIES	83,189	40,483	19,176	—	142,848
TOTAL STOCKHOLDERS’ EQUITY (DEFICIT)	(740,172)	1,857,528	468,240	(2,325,768)	(740,172)

TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)	$2,306,242	$3,919,253	$814,984	$(3,554,215)	$3,486,264

WEST CORPORATION AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING BALANCE SHEET

(AMOUNTS IN THOUSANDS)

	December 31, 2012
	Parent / Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations and Consolidating Entries	Consolidated
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$106,010	$1,821	$71,280	$—	$179,111
Trust and restricted cash	—	14,518	—	—	14,518
Accounts receivable, net	—	67,959	376,452	—	444,411
Intercompany receivables	—	828,896	—	(828,896)	—
Deferred income taxes receivable	99,976	11,621	10,088	(108,537)	13,148
Prepaid assets	9,857	25,890	6,382	—	42,129
Deferred expenses	—	30,767	7,675	—	38,442
Other current assets	11,403	13,672	4,258	—	29,333

Total current assets	227,246	995,144	476,135	(937,433)	761,092
Property and equipment, net	70,210	249,523	45,163	—	364,896
INVESTMENT IN SUBSIDIARIES	1,477,884	373,665	—	(1,851,549)	—
GOODWILL	—	1,637,725	179,126	—	1,816,851
INTANGIBLES, net	—	249,112	36,560	—	285,672
OTHER ASSETS	126,873	88,491	4,278	—	219,642

TOTAL ASSETS	$1,902,213	$3,593,660	$741,262	$(2,788,982)	$3,448,153

LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)
CURRENT LIABILITIES:
Accounts payable	$14,627	$84,579	$21,041	$—	$120,247
Intercompany payables	550,799	—	278,097	(828,896)	—
Accrued expenses	48,524	319,480	52,829	(108,537)	312,296
Current maturities of long-term debt	8,677	16,448	—	—	25,125

Total current liabilities	622,627	420,507	351,967	(937,433)	457,668
LONG-TERM OBLIGATIONS, less current maturities	2,426,293	1,566,238	—	—	3,992,531
DEFERRED INCOME TAXES	40,457	81,440	10,501	—	132,398
OTHER LONG-TERM LIABILITIES	62,522	49,207	3,513	—	115,242
TOTAL STOCKHOLDERS’ EQUITY (DEFICIT)	(1,249,686)	1,476,268	375,281	(1,851,549)	(1,249,686)

TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)	$1,902,213	$3,593,660	$741,262	$(2,788,982)	$3,448,153

WEST CORPORATION AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

(AMOUNTS IN THOUSANDS)

	Year Ended December 31, 2013
	Parent / Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations and Consolidating Entries	Consolidated
NET CASH FLOWS FROM OPERATING ACTIVITIES:	$—	$287,046	$108,354	$(11,313)	$384,087
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(14,730)	(88,679)	(24,989)	—	(128,398)
Other	(6,283)	(814)	(13)	—	(7,110)

Net cash flows from investing activities	(21,013)	(89,493)	(25,002)	—	(135,508)

CASH FLOWS FROM FINANCING ACTIVITIES:
Payments on subordinated notes	(450,000)	—	—	—	(450,000)
Proceeds from initial public offering, net of offering costs	398,066	—	—	—	398,066
Dividends paid	(56,674)	—	—	—	(56,674)
Payments of long-term revolving credit obligations	—	—	(85,000)	—	(85,000)
Proceeds from issuance of long-term revolving credit obligations	—	—	85,000	—	85,000
Debt issuance costs	(30,760)	—	—	—	(30,760)
Principal repayments on long-term obligations	(14,610)	(27,699)	—	—	(42,309)
Call premium paid on subordinated notes	(16,502)	—	—	—	(16,502)
Proceeds from stock options exercised including excess tax benefits	1,360	—	—	—	1,360
Other	(9)	—	—	—	(9)

Net cash flows from financing activities	(169,129)	(27,699)	—	—	(196,828)

Intercompany	213,577	(171,675)	(41,902)	—	—
EFFECT OF EXCHANGE RATES ON CASH AND CASH EQUIVALENTS	—	—	(821)	—	(821)
NET CHANGE IN CASH AND CASH EQUIVALENTS	23,435	(1,821)	40,629	(11,313)	50,930
CASH AND CASH EQUIVALENTS, Beginning of period	106,010	1,821	71,280	—	179,111

CASH AND CASH EQUIVALENTS, End of period	$129,445	$—	$111,909	$(11,313)	$230,041

WEST CORPORATION AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

(AMOUNTS IN THOUSANDS)

	Year Ended December 31, 2012
	Parent / Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations and Consolidating Entries	Consolidated
NET CASH FLOWS FROM OPERATING ACTIVITIES:	$—	$190,921	$127,995	$—	$318,916
CASH FLOWS FROM INVESTING ACTIVITIES:
Business acquisitions	—	(77,204)	(60)	—	(77,264)
Purchase of property and equipment	(9,674)	(90,268)	(25,547)	—	(125,489)
Other	—	(163)	1,294	—	1,131

Net cash flows from investing activities	(9,674)	(167,635)	(24,313)	—	(201,622)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from new term loan facility	335,038	634,962	—	—	970,000
Payment on term loan facility	(68,476)	(379,958)	—	—	(448,434)
Dividends paid	(510,634)	—	—	—	(510,634)
Payments of long-term revolving credit obligations	(133,300)	—	(172,500)	—	(305,800)
Proceeds from issuance of long-term revolving credit obligations	133,300	—	172,500	—	305,800
Debt issuance costs	(27,566)	—	—	—	(27,566)
Principal payments of long-term obligations	(5,516)	(14,758)	—	—	(20,274)
Payments of capital lease obligations	—	(27)	(16)	—	(43)
Repurchase of common stock	(1,488)	—	—	—	(1,488)
Proceeds from stock options exercised including excess tax benefits	5,309	—	—	—	5,309

Net cash flows from financing activities	(273,333)	240,219	(16)	—	(33,130)

Intercompany	378,514	(261,684)	(123,069)	6,239	—
EFFECT OF EXCHANGE RATES ON CASH AND CASH EQUIVALENTS	—	—	1,111	—	1,111
NET CHANGE IN CASH AND CASH EQUIVALENTS	95,507	1,821	(18,292)	6,239	85,275
CASH AND CASH EQUIVALENTS, Beginning of period	10,503	—	89,572	(6,239)	93,836

CASH AND CASH EQUIVALENTS, End of period	$106,010	$1,821	$71,280	$—	$179,111

WEST CORPORATION AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

(AMOUNTS IN THOUSANDS)

	Year Ended December 31, 2011
	Parent / Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations and Consolidating Entries	Consolidated
NET CASH FLOWS FROM OPERATING ACTIVITIES:	$—	$306,897	$47,529	$(6,239)	$348,187
CASH FLOWS FROM INVESTING ACTIVITIES:
Business acquisitions	—	(185,845)	(25,794)	—	(211,639)
Purchase of property and equipment	(12,107)	(89,099)	(16,707)	—	(117,913)
Other	—	99	12	—	111

Net cash flows from investing activities	(12,107)	(274,845)	(42,489)	—	(329,441)

CASH FLOWS FROM FINANCING ACTIVITIES:
Payments of long-term revolving credit obligations	(524,300)	—	(262,000)	—	(786,300)
Proceeds from issuance of long-term revolving credit obligations	524,300	—	262,000	—	786,300
Debt issuance costs	(770)	—	(259)	—	(1,029)
Principal payments of long-term obligations	(5,327)	(11,874)	—	—	(17,201)
Payments of capital lease obligations	(849)	(58)	(38)	—	(945)
Repurchase of common stock	(5,845)	—	—	—	(5,845)
Proceeds from stock options exercised including excess tax benefits	1,840	—	—	—	1,840

Net cash flows from financing activities	(10,951)	(11,932)	(297)	—	(23,180)

Intercompany	33,561	(20,120)	(18,033)	4,592	—
EFFECT OF EXCHANGE RATES ON CASH AND CASH EQUIVALENTS	—	—	477	—	477
NET CHANGE IN CASH AND CASH EQUIVALENTS	10,503	—	(12,813)	(1,647)	(3,957)
CASH AND CASH EQUIVALENTS, Beginning of period	—	—	102,385	(4,592)	97,793

CASH AND CASH EQUIVALENTS, End of period	$10,503	$—	$89,572	$(6,239)	$93,836